Acquisitions (Tables)	3 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Schedule of acquired properties
During the quarter ended March 31, 2013, Piedmont acquired the following properties:

Property	Metropolitan Statistical Area	Date of Acquisition	Rentable Square Feet	Percentage Leased as of Acquisition	Purchase Price (in millions)
Arlington Gateway	Washington, D.C.	March 4, 2013	333,948	99%	$175.6
5 & 15 Wayside Road	Boston, MA	March 22, 2013	271,434	95%	$69.3